Document and Entity Information	12 Months Ended
May 31, 2019 shares
Document and Entity Information
Entity Registrant Name	Aphria Inc.
Entity Central Index Key	0001733418
Document Type	40-F
Document Period End Date	May 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	250,989,120
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY